SHARE BASED PAYMENTS - Stock Option Term Sensitivity (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Management Options | Base case -0.5 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	$ 1,485,000
Management Options | Base case -0.25 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,505,000
Management Options | Base case
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,524,000
Management Options | Base case +0.25 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,541,000
Management Options | Base case +0.5 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,558,000
Employee Options | Base case -0.5 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	11,284,000
Employee Options | Base case -0.25 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	11,495,000
Employee Options | Base case
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	11,967,000
Employee Options | Base case +0.25 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	12,069,000
Employee Options | Base case +0.5 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	12,264,000
Topup Options | Base case -0.5 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	235,000
Topup Options | Base case -0.25 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	248,000
Topup Options | Base case
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	253,000
Topup Options | Base case +0.25 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	258,000
Topup Options | Base case +0.5 years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	$ 262,000